RiskX Funds
(formerly known as the FMX Funds)

Each a series of the
Starboard Investment Trust

PROSPECTUS

September 30, 2013
Supplemented on November 5, 2013

This prospectus contains information about the RiskX Funds that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Rx Dynamic Growth Fund Institutional Class Shares FMGRX Advisor Class Shares FMGCX	Rx Traditional Fixed Income Fund Institutional Class Shares FMFRX Advisor Class Shares FMFSX
Rx Dynamic Total Return Fund Institutional Class Shares FMTRX Advisor Class Shares FMTCX	Rx Tactical Rotation Fund Institutional Class Shares FMARX Advisor Class Shares FMLAX
Rx Non Traditional Fund Institutional Class Shares FMNRX Advisor Class Shares FMNTX	Rx Tax Advantaged Fund Institutional Class Shares FMRIX Advisor Class Shares FMERX
Rx High Income Fund Institutional Class Shares FMHRX Advisor Class Shares FMHIX	Rx Dividend Income Fund Institutional Class Shares FMDVX Advisor Class Shares FMDNX
Rx Traditional Equity Fund Institutional Class Shares FMSQX Advisor Class Shares FMTSX	Rx Premier Managers Fund Institutional Class Shares FMPMX Advisor Class Shares FMAPX

Investment Advisor

FolioMetrix, LLC
821 Pacific Street
Omaha, Nebraska 68108
www.foliometrix.com

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The FMX Funds changed their name to the RiskX Funds effective May 6, 2013.  In addition, each individual fund has changed its name as described below:

Previous Name	New Name
ISM Dynamic Growth Fund	Rx Dynamic Growth Fund
ISM Dynamic Total Return Fund	Rx Dynamic Total Return Fund
ISM Non Traditional Fund	Rx Non Traditional Fund
ISM High Income Fund	Rx High Income Fund
ISM Strategic Equity Fund	Rx Traditional Equity Fund
ISM Strategic Fixed Income Fund	Rx Traditional Fixed Income Fund
ISM Global Alpha Tactical Fund	Rx Tactical Rotation Fund
ISM Tax Free Fund	Rx Tax Advantaged Fund
ISM Dividend Income Fund	Rx Dividend Income Fund
ISM Premier Asset Management Fund	Rx Premier Managers Fund

The changes are name changes only and do not reflect changes in the investment objectives, policies, and limitations of the Funds.

TABLE OF CONTENTS

Page

FUND SUMMARIES	2
Rx Dynamic Growth Fund	2
Rx Dynamic Total Return Fund	11
Rx Non Traditional Fund	21
Rx High Income Fund	30
Rx Traditional Equity Fund	38
Rx Traditional Fixed Income Fund	46
Rx Tactical Rotation Fund	54
Rx Tax Advantaged Fund	61
Rx Dividend Income Fund	68
Rx Premier Managers Fund	74
Purchase and Sale of Fund Shares	83
Tax Information	83
Financial Intermediary Compensation	83

PRINCIPAL INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS	84
Investment Objectives	84
Advisor’s Investment Approach	85
Principal Investment Strategies for the Funds Managed by the Advisor	85
Principal Investment Risks for the Funds Managed by the Advisor	95
Principal Investment Strategies for the Rx Dividend Income Fund	103
Principal Investment Risks for the Rx Dividend Income Fund	105
Non-Principal Investment Policies and Risks	108

MANAGEMENT OF THE FUNDS	109
Investment Advisor	109
Investment Sub-Advisor	111
Distributor	112
Additional Information on Expenses	112

INVESTING IN THE FUNDS	114
Purchase Options	114
Institutional Class Shares	114
Advisor Class Shares	114
Purchase and Redemption Price	115
Buying or Selling Shares Through a Financial Intermediary	117
Purchasing Shares	117
Redeeming Shares	119
Frequent Purchases and Redemptions	122

OTHER IMPORTANT INFORMATION	124
Dividends, Distributions, and Taxes	124
Financial Highlights	124
Additional Information	Back Cover

RX DYNAMIC GROWTH FUND

INVESTMENT OBJECTIVES

The Rx Dynamic Growth Fund (formerly known as the FMX Growth Allocation Fund) seeks capital appreciation without regard to current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.55%	0.55%
Acquired Fund Fees and Expenses2	0.68%	0.68%
Total Annual Fund Operating Expenses	1.68%	2.68%
Less Fee Waiver and/or Expense Limitation3	0.30%	0.30%
Net Annual Fund Operating Expenses	1.38%	2.38%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement..  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund’s asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $16 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$500	$884	$1,962
Advisor	$341	$804	$1,393	$2,990

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$500	$884	$1,962
Advisor	$241	$804	$1,393	$2,990

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 453.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  The Fund and Portfolio Funds will not be limited in its investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes portfolio analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund’s results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares.

Institutional Class
Calendar Year Returns

During the periods shown in the bar chart above the Fund’s highest quarterly return was 8.93% (quarter ended December 31, 2012) and the Fund’s lowest quarterly return was -12.80% (quarter ended September 30, 2011).  The Fund’s year-to-date return as of June 30, 2013, the end of the most recent calendar quarter, was 5.36%.

Average Annual Total Returns Periods Ended December 31, 2012	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	13.55% 13.55% 11.01%	6.34% 4.82% 4.43%
S&P Global Broad Market Index** (reflects no deductions for fees and expenses)	14.07%	6.86%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	16.00%	13.06%
Advisor Class Shares Before taxes	12.61%	1.83%
S&P Global Broad Market Index** (reflects no deductions for fees and expenses)	14.07%	-1.28%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	16.00%	5.56%

*The Institutional Class Shares began operating on October 2, 2009.  The Advisor Class Shares began operating on February 18, 2011.

**In prior prospectuses, the Fund compared its performance against only the S&P 500 Total Return Index.  The Advisor believes the S&P Global Broad Market Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies than the S&P 500 Total Return Index and, therefore, the S&P Global Broad Market Index will replace the S&P 500 Total Return Index in future comparisons.  The S&P Global Broad Market Index is a market-capitalization-weighted index that provides a broad measure of the global equities markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers. The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, Gerry Campbell, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Ms. Campbell is a Senior Research Analyst and Portfolio Manager for the Advisor and has been with the firm since 2009.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX DYNAMIC TOTAL RETURN FUND

INVESTMENT OBJECTIVES

The Rx Dynamic Total Return Fund (formerly known as the FMX Total Return Fund) seeks total return through a combination of capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.90%	0.90%
Acquired Fund Fees and Expenses2	0.61%	0.61%
Total Annual Fund Operating Expenses	1.96%	2.96%
Less Fee Waiver and/or Expense Limitation3	0.65%	0.65%
Net Annual Fund Operating Expenses	1.31%	2.31%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund’s asset size: the minimum annual rate is 0.00% on average daily net assets under $13 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $23 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$133	$552	$997	$2,233
Advisor	$334	$854	$1,500	$3,234

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$133	$552	$997	$2,233
Advisor	$234	$854	$1,500	$3,234

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.

The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes portfolio analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, often referred to as swaps.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio

Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund’s results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/801.htm for the Institutional Class Shares and by visiting http://secure.ncfunds.com/TNC/fundpages/803.htm for the Advisor Class Shares.

Institutional Class
Calendar Year Returns

During the periods shown in the bar chart above the Fund’s highest quarterly return was 2.65% (quarter ended September 30, 2012) and the Fund’s lowest quarterly return was -1.37% (quarter ended September 30, 2011).  The Fund’s year-to-date return as of June 30, 2013, the end of the most recent calendar quarter, was -0.40%.

Average Annual Total Returns Periods Ended December 31, 2012	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	6.18% 4.39% 4.19%	3.01% 2.01% 1.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	4.22%	5.68%
Advisor Class Shares Before taxes	5.12%	1.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	4.22%	6.40%

*The Institutional Class Shares began operating on October 2, 2009.  The Advisor Class Shares began operating on February 18, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers. The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX NON TRADITIONAL FUND

INVESTMENT OBJECTIVES

The Rx Non Traditional Fund (formerly known as the ISM Non Traditional Fund) seeks to achieve total return through a combination of capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	2.28%	2.28%
Acquired Fund Fees and Expenses1	1.45%	1.45%
Total Annual Fund Operating Expenses	4.18%	5.18%
Less Fee Waiver and/or Expense Limitation2	2.03%	2.03%
Net Annual Fund Operating Expenses	2.15%	3.15%

1. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$218	$1,085	$1,966	$4,233
Advisor	$418	$1,371	$2,421	$5,028

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$218	$1,085	$1,966	$4,233
Advisor	$318	$1,371	$2,421	$5,028

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 83.13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The Portfolio Funds and investment model managers will utilize alternative, or non-traditional, investment strategies and asset classes, principally the following: (i) long/short strategies that involve buying securities that are expected to increase in value and selling others short that are expected to decrease in value; (ii) market neutral strategies that seek to deliver consistent returns regardless of the direction the overall market movements, typically through a combination of long and short positions; (iii) managed futures strategies that take long and short investments in futures contracts and options on futures contracts; (iv) merger arbitrage strategies that attempt to profit from the successful completion of mergers and other corporate reorganizations; (v) commodity related strategies that invest in commodity-linked derivatives or directly in physical commodities, as well as in securities issued by companies principally engaged in the energy, metals, and agriculture industries; and (vi) currency strategies that attempt to profit by obtaining exposure to global currencies through forward contracts, spot transactions, and currency options.

The investments of the Fund and Portfolio Funds will be comprised of equity securities (common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants) and fixed income securities (bonds, corporate debt securities, convertible securities, and government securities).  The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds for and investment model managers.  The screening process includes analysis of the management team, historical statistics, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  The Advisor also may sell a Portfolio Fund if there has been a change in management or unexplained deviation in strategy.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales), including those that derive their value from commodities, currencies, and real estate, and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk. In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Commodities Risk. The Fund and Portfolio Funds may have exposure to the commodities markets.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Real Estate Risk.  The Fund and Portfolio Funds may invest in securities of issuers engaged in or related to the real estate industry.  Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers. The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX HIGH INCOME FUND

INVESTMENT OBJECTIVES

The Rx High Income Fund (formerly known as the ISM High Income Fund) seeks to achieve current income and real return.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	1.74%	1.74%
Acquired Fund Fees and Expenses1	0.74%	0.74%
Total Annual Fund Operating Expenses	2.93%	3.93%
Less Fee Waiver and/or Expense Limitation2	1.49%	1.49%
Net Annual Fund Operating Expenses	1.44%	2.44%

1. Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to make payments (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.  The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$147	$766	$1,411	$3,146
Advisor	$347	$1,062	$1,894	$4,054

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$147	$766	$1,411	$3,146
Advisor	$247	$1,062	$1,894	$4,054

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of current income and real return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, and government securities.  Such investments will frequently include junk bonds, emerging market debt, and mortgage- and asset-backed securities.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including bonds of issuers in default.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of current income and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Mortgage- and Asset-Backed Securities Risk.  The Fund and Portfolio Funds may invest in mortgage- and asset-backed securities.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers. The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX TRADITIONAL EQUITY FUND

INVESTMENT OBJECTIVES

The Rx Traditional Equity Fund (formerly known as the ISM Strategic Equity Fund) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	3.68%	3.68%
Acquired Fund Fees and Expenses1	0.24%	0.24%
Total Annual Fund Operating Expenses	4.37%	5.37%
Less Fee Waiver and/or Expense Limitation2	3.43%	3.43%
Net Annual Fund Operating Expenses	0.94%	1.94%

1.“Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$96	$1,011	$1,938	$4,306
Advisor	$297	$1,300	$2,394	$5,096

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$96	$1,011	$1,938	$4,306
Advisor	$197	$1,300	$2,394	$5,096

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund

(“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities or Portfolio Funds that invest in equity securities.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.   The screening process is based upon their ability to provide exposure to the global equity market as measured by the S&P Global Broad Market Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers. The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX TRADITIONAL FIXED INCOME FUND

INVESTMENT OBJECTIVES

The Rx Traditional Fixed Income Fund (formerly known as the ISM Strategic Fixed Income Fund) seeks total return with an emphasis on current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.88%	0.88%
Acquired Fund Fees and Expenses1	0.28%	0.28%
Total Annual Fund Operating Expenses	1.61%	2.61%
Less Fee Waiver and/or Expense Limitation2	0.63%	0.63%
Net Annual Fund Operating Expenses	0.98%	1.98%

1.  "Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$100	$446	$817	$1,858
Advisor	$301	$752	$1,329	$2,897

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$100	$446	$817	$1,858
Advisor	$201	$752	$1,329	$2,897

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio

Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries and government securities.  Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in fixed income securities or Portfolio Funds that invest in fixed income securities.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, unrated bonds, and bonds of issuers in default.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process is based upon their ability to provide exposure to the global fixed income market as characterized by the Barclays Capital Global Aggregate Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor.  The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers.  The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX TACTICAL ROTATION FUND

INVESTMENT OBJECTIVES

The Rx Tactical Rotation Fund (formerly known as the ISM Global Alpha Tactical Fund) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	1.92%	1.92%
Acquired Fund Fees and Expenses2	0.27%	0.27%
Total Annual Fund Operating Expenses	3.19%	4.19%
Less Fee Waiver and/or Expense Limitation3	1.67%	1.67%
Net Annual Fund Operating Expenses	1.52%	2.52%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 1.25% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 1.25% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$155	$827	$1,524	$3,379
Advisor	$355	$1,121	$2,001	$4,263

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$155	$827	$1,524	$3,379
Advisor	$255	$1,121	$2,001	$4,263

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 98.01% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The Fund utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle.  The investments of the Fund and Portfolio Funds will be comprised of equity securities principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  The Fund and Portfolio Funds will not be limited in their investments by market capitalization, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise track particular market sectors.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of price movements, historical prices, volatility, and other data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Advisor will make decisions to sell a Portfolio Fund based on the Fund’s asset allocation model or if the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.  As a result of the Fund’s tactical strategy, it may engage in active and frequent trading and have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk. In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers.  The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX TAX ADVANTAGED FUND

INVESTMENT OBJECTIVES

The Rx Tax Advantaged Fund (formerly known as the ISM Tax Free Fund) seeks to provide current income that is exempt from federal income tax.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	3.57%	3.57%
Acquired Fund Fees and Expenses1	0.56%	0.56%
Total Annual Fund Operating Expenses	4.58%	5.58%
Less Fee Waiver and/or Expense Limitation2	3.32%	3.32%
Net Annual Fund Operating Expenses	1.26%	2.26%

1.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$128	$1,083	$2,045	$4,486
Advisor	$329	$1,369	$2,496	$5,256

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$128	$1,083	$2,045	$4,486
Advisor	$229	$1,369	$2,496	$5,256

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 23.14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of providing current income exempt from federal income tax by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.  Some income may be subject to state and local taxes and to the federal alternative minimum tax.

The investments of the Fund and Portfolio Funds will consist of municipal bonds.  Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in municipal bonds that generate income exempt from federal income taxes or Portfolio Funds that invest in such municipal bonds.  This policy is fundamental and can only be changed by shareholder vote.

The Fund and Portfolio Funds may invest in municipal bonds of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of credit quality, maturity, yield, and volatility.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Municipal Securities Risk.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor.  The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers.  The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

RX DIVIDEND INCOME FUND

INVESTMENT OBJECTIVES

The Rx Dividend Income Fund (formerly known as the ISM Dividend Income Fund) seeks equity income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	16.30%	16.30%
Acquired Fund Fees and Expenses2	0.82%	0.82%
Total Annual Fund Operating Expenses	18.02%	19.02%
Less Fee Waiver and/or Expense Limitation3,4	16.05%	16.05%
Net Annual Fund Operating Expenses	1.97%	2.97%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 1.15% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 1.15% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

4.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund and the benefit of the waiver will be passed through to the Fund.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$200	$3,445	$5,901	$9,732
Advisor	$400	$3,656	$6,137	$9,866

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$200	$3,445	$5,901	$9,732
Advisor	$300	$3,656	$6,137	$9,866

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 83.50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment sub-advisor, Forward Management, LLC (the “Sub-Advisor”), seeks to achieve the Fund’s investment objective of equity income and capital appreciation by investing in dividend‐paying companies located all over the world.

The Fund invests principally in common stocks and American Depository Receipts (“ADRs”) that regularly pay dividends. Investments are selected based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation. This globally oriented portfolio is typically structured with up to 120 stocks diversified across seven to ten sectors that can include the consumer discretionary, consumer staples, energy, financials, industrials, health care, materials, technology, telecommunications, and utilities sectors. The Fund is not limited in its investments by market capitalization.

Geographically, the portfolio is diversified across eight or more countries, including countries considered emerging markets, with the U.S. typically receiving the largest allocation. The Sub-Advisor determines a company’s country by identifying its principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The investment process is a five step process.  It begins with a quantitative screen to identify stocks in the Fund’s screening universe. Stocks with an absolute dividend yield higher than the market in which it is principally traded represent the initial investment opportunity set.  For example, U.S. companies must have a dividend yield higher than the S&P 500 Index and U.K. companies must have a dividend yield higher than the FTSE 100 Index, an index of companies listed on the London Stock Exchange.  When selecting the stock index against which to compare yield, the Sub-Advisor will choose the index that it considers to be most representative of the equity market of the applicable country.

The second step is to quantitatively screen for companies with an unusually high historical relative yield, which is defined as a current yield that is one standard deviation above its historical average.  Standard deviation is a statistical measure of variation.  A company’s yield will be within one standard deviation of its historical average approximately 68% of the time.  The Sub-Advisor believes that a dividend yield that is more than one standard deviation above its historical average is unusually high and an indicator that a stock may be undervalued.

The third step of the process is to qualitatively research the resulting universe of stocks. This step includes analysis of a company’s country, industry, management, growth strategy, and financial statements.  If there is a consensus among the portfolio management team that the company would be suitable for the Fund’s portfolio, then a target price is established and the company is monitored to identify an appropriate time to buy the stock.

The next step of the selection process is to determine the percentage of the Fund’s portfolio that should be allocated to the stock based upon the perceived risk of the stock and the strength of the investment catalysts, or new information that affects the price of the stock.

Finally, the Fund utilizes a sell discipline that is intended to capture gains and minimize losses. The Fund will sell a stock for any of the following reasons: (i) a stock’s yield falls at least one standard deviation below its historical relative yield; (ii) a stock’s yield declines to an unattractive level; (iii) a company’s cash flow no longer adequately covers the dividend; (iv) future stock price appreciation appears limited.

Instead of investing directly in foreign securities, the Fund has the ability to allocate assets to the Forward International Dividend Fund, a mutual fund managed by the Sub-Advisor.  It is anticipated that such an allocation will only be made when direct investments are not feasible due to the transaction costs associated with investing in foreign markets, typically when the Fund’s net assets are at low levels.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund.

The Sub-Advisor’s investment process for the Forward International Dividend Fund is similar to that of the Fund.   The Sub-Advisor selects investments based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation.  Under normal conditions, the Forward International Dividend Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Forward International Dividend Fund may invest in securities of companies having any capitalization.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

General Market Risk.  The net asset value and investment return of the Fund and the Forward International Dividend Fund will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Common Stocks Risk.  The Fund’s direct and indirect investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund or the Forward International Dividend Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and the Forward International Dividend Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Investment Risk.  The Fund’s direct and indirect investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund’s foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Emerging Markets Risk.  The Fund and the Forward International Dividend Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts Risk.  The Fund and the Forward International Dividend Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund’s investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Investment Sub-Advisor Risk.  The Sub-Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Sub-Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor.  The Fund’s investment advisor is FolioMetrix, LLC.  The Fund’s investment sub-advisor is Forward Management, LLC.

Portfolio Managers.  The Fund’s portfolio managers are David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington.  Mr. Ruff, Mr. Coleman, and Mr. Brewington have each been a Portfolio Manager of the Sub-Advisor since 2008.

RX PREMIER MANAGERS FUND

INVESTMENT OBJECTIVES

The Rx Premier Managers Fund (formerly known as the ISM Premier Asset Management Fund) seeks total return through a combination of capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	9.60%	9.60%
Acquired Fund Fees and Expenses1	0.78%	0.78%
Total Annual Fund Operating Expenses	10.83%	11.83%
Less Fee Waiver and/or Expense Limitation2	9.35%	9.35%
Net Annual Fund Operating Expenses	1.48%	2.48%

1.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$151	$2,264	$4,138	$7,947
Advisor	$351	$2,514	$4,478	$8,329

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$151	$2,264	$4,138	$7,947
Advisor	$251	$2,514	$4,478	$8,329

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 8.94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of total return by investing in open-end mutual funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The Fund will principally invest in Portfolio Funds or utilize investment model managers with a performance record of at least 5 years that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Fund will be invest or utilize a small number of Portfolio Funds and investment model managers, often as few as three to five Portfolio Funds or investment model managers.  The Fund and Portfolio Funds will not be limited in its investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process seeks to identify managers who, over time, have proven successful at allocating portfolios for long-term growth without the constraints of a specific asset class, style, or sector.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is FolioMetrix, LLC.

Portfolio Managers. The Fund’s portfolio managers are Steven Wruble, CFA, Greg Rutherford, Gerry Campbell, and Chase Weaver, CFA.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the

Managing Director and Portfolio Manager.  Ms. Campbell is a Senior Research Analyst and Portfolio Manager for the Advisor and has been with the firm since 2009.  Mr. Weaver is a Portfolio Specialist and Portfolio Manager for the Advisor and has been with the firm since 2010.

IMPORTANT ADDITIONAL INFORMATION

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment is $250 and the minimum subsequent investment is $50, although the minimums may be waived or reduced in some cases.

You can redeem Fund shares directly from the Funds by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should specify the name of the Fund and class of shares and be sent to RiskX Funds, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 252-972-1908.  Please call the Funds at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Funds’ distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

INVESTMENT OBJECTIVES

The investment objective for each Fund is listed in the table below.  With the exception of the Rx Tax Advantaged Fund, the investment objectives are not fundamental policies and can be changed without shareholder approval by a vote of the Board of Trustees.  Shareholders will receive sixty days’ prior written notice before a change to an investment objective takes effect.

Fund	Investment Objective
Rx Dynamic Growth Fund	Capital appreciation without regard to current income.
Rx Dynamic Total Return Fund	Total return through a combination of capital appreciation and current income.
Rx Non Traditional Fund	Total return through a combination of capital appreciation and current income.
Rx High Income Fund	Current income and real return.
Rx Traditional Equity Fund	Capital appreciation.
Rx Traditional Fixed Income Fund	Total return with an emphasis on current income.
Rx Tactical Rotation Fund	Capital appreciation.
Rx Tax Advantaged Fund	Current income that is exempt from federal income tax.
Rx Dividend Income Fund	Equity income and capital appreciation.
Rx Premier Managers Fund	Total return through a combination of capital appreciation and current income.

THE ADVISOR’S INVESTMENT APPROACH

The Funds’ investment advisor, FolioMetrix, LLC (the “Advisor”), intends to primarily utilize investment sub-advisors in seeking each Fund’s particular investment objective.  The Advisor will identify and recommend sub-advisors that it believes have developed investment strategies capable of successfully achieving each Fund’s investment objective.  Pending approval of a Fund’s Board of Trustees and shareholders, as necessary, the identified sub-advisors will contract with the Fund and implement its investment strategy.  The Advisor will be responsible for monitoring and overseeing the investment sub-advisor, including the monitoring of risk and the continual validation of the sub-advisor and investment strategy.

The Advisor uses a proprietary screening process to select the sub-advisors that will manage the Funds’ portfolios.  The screening process is a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to establish portfolios that achieve the Fund’s investment objective by identifying a single sub-advisor for a Fund or a collection of sub-advisors each responsible for a portion of a Fund’s portfolio.  The Advisor may recommend to the Board that a sub-advisor be terminated if a more favorable relationship is identified.

In certain instances, the Advisor will identify an opportunity to purchase institutional research, recommendations, and trading signals from a third party provider.  The third party undergoes the same due diligence as a potential sub-advisor.  When such an opportunity is identified, the Advisor may purchase the research and implement the strategy within a Fund.  The Advisor is responsible for both evaluating the integrity of the research and successfully implementing the investment strategy within the Fund.

Where a relationship with an investment sub-advisor is not established, and third-party research is not utilized, a Fund will remain a “fund of funds” that principally invests in other mutual funds. The Advisor will seek to achieve such Fund’s investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940.

Nine of the ten Funds are currently managed by the Advisor.  The exception, the Rx Dividend Income Fund, invests directly in stocks and its portfolio is managed by Forward Management, LLC.  The following section of the prospectus provides additional information about the investment strategy and risks of the Funds that are managed by the Advisor.  Additional information about the investment strategy and risks of the Rx Dividend Income Fund can be found in the next following section.

PRINCIPAL INVESTMENT STRATEGIES
FOR THE FUNDS MANAGED BY THE ADVISOR

Nine of the ten Funds are managed by the Advisor.  The Advisor seeks to achieve each Fund’s investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The investments held by the Fund and Portfolio Funds, as well as the screening process to select Portfolio Funds and investment model managers, will vary by Fund.  Additional information on the selection of Portfolio Funds and investment model managers is provided below with respect to each Fund.  The Portfolio Funds in which a Fund invests will have investment objectives similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Funds principally invest in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or a Fund’s portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor’s assessment of the integrity of the research.  As a result of this strategy, the Funds may have a relatively high level of portfolio turnover compared to other mutual funds.  With the exception of the Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, and Rx Tax Advantaged Fund, portfolio turnover will not be a limiting factor in making investment decisions.

The Funds may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  The net notional value of option and swaps contracts held by a Fund will not exceed the Fund’s net asset value.  Margin deposits on futures contracts and swaps will not exceed 5% of a Fund’s net asset value unless the net notional value of the futures contracts and swaps remains less than the Fund’s net asset value.  To the extent that a Fund invests in options, futures contracts, and swaps, it will comply with the Investment Company Act of 1940, including Section 18 and relevant interpretive positions of the staff of the Securities and Exchange Commission, that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

Rx Dynamic Growth Fund

The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants. The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying portfolio investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Common Stock Risk
●Other Equity Securities Risk
●Large Cap Securities Risk
●Small-Cap and Mid-Cap Securities Risk
●Foreign Securities and Emerging Markets Risk

●Sector Risk
●Derivatives Risk
●Short Sales Risk
●Leverage Risk
●Portfolio Turnover Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●Risks from Writing Options
●Investment Advisor Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx Dynamic Total Return Fund

The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, convertible securities, TIPS, and other treasuries.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Inflation Risk
●High-Yield Risk
●Corporate Debt Securities Risk
●Convertible Securities Risk
●TIPS Risk
●Sector Risk
●Foreign Securities and Emerging Markets Risk
●Derivatives Risk

●Management Style Risk
●Fixed Income Risk
●Interest Rate Risk
●Short Sales Risk
●Leverage Risk
●Portfolio Turnover Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●Risks from Writing Options
●Investment Advisor Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx Non Traditional Fund

The Portfolio Funds and investment model managers will utilize alternative, or non-traditional, investment strategies and asset classes, principally the following: (i) long/short strategies that involve buying securities that are expected to increase in value and selling others short that are expected to decrease in value; (ii) market neutral strategies that seek to deliver consistent returns regardless of the direction the overall market movements, typically through a combination of long and short positions; (iii) managed futures strategies that make long and short investments in futures contracts and options on futures contracts; (iv) merger arbitrage strategies that attempt to profit from the successful completion of mergers and other corporate reorganizations; (v) commodity related strategies that invest in commodity-linked derivatives or directly in physical commodities, as well as in securities issued by companies principally engaged in the energy, metals, and agriculture industries; and (vi) currency strategies that attempt to profit by obtaining exposure to global currencies through forward contracts, spot transactions, and currency options.

The investments of the Fund and Portfolio Funds will consist of equity securities and fixed income securities.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of the management team, historical statistics, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Common Stock Risk
●Other Equity Securities Risk
●Large Cap Securities Risk
●Small-Cap and Mid-Cap Securities Risk
●Fixed Income Risk
●Interest Rate Risk
●Inflation Risk
●Risks from Writing Options
●Investment Advisor Risk
●High-Yield Risk

●Commodities Risk
●Real Estate Risk
●Sector Risk
●Foreign Securities and Emerging Markets Risk
●Derivatives Risk
●Short Sales Risk
●Leverage Risk
●Portfolio Turnover Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●New Fund Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx High Income Fund

The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, and government securities.  Such investments will frequently include junk bonds, emerging market debt, and mortgage- and asset-backed securities.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of current income and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Fixed Income Risk
●Interest Rate Risk
●Inflation Risk
●High-Yield Risk
●Corporate Debt Securities Risk
●Mortgage- and Asset-Backed Securities Risk
●Foreign Securities and Emerging Markets Risk

●Sector Risk
●Derivatives Risk
●Short Sales Risk
●Leverage Risk
●Portfolio Turnover Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●Risks from Writing Options
●Investment Advisor Risk
●New Fund Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx Traditional Equity Fund

The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities or Portfolio Funds that invest in equity securities.  The Portfolio Funds themselves must also have investment policies that require them to invest at least 80% of net assets, plus borrowings for investment purposes, in equity securities.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.   The screening process is based upon their ability to provide exposure to the global equity market as measured by the S&P Global Broad Market Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.   In

addition, the Advisor will seek to avoid high portfolio turnover in the Fund.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying portfolio investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Common Stock Risk
●Other Equity Securities Risk
●Large Cap Securities Risk
●Small-Cap and Mid-Cap Securities Risk
●Foreign Securities and Emerging Markets Risk

●Sector Risk
●Derivatives Risk
●Short Sales Risk
●Leverage Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●Risks from Writing Options
●Investment Advisor Risk
●New Fund Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx Traditional Fixed Income Fund

The investments of the Fund and Portfolio Funds will consist of fixed income securities, including bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries and government securities.  Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in fixed income securities or Portfolio Funds that invest in fixed income securities.  The Portfolio Funds themselves must also have investment policies that require them to invest at least 80% of net assets, plus borrowings for investment purposes, in fixed income securities.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process is based upon their ability to provide exposure to the global fixed income market as characterized by the Barclays Capital Global Aggregate Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Fixed Income Risk
●Interest Rate Risk
●Inflation Risk
●High-Yield Risk
●Corporate Debt Securities Risk
●Convertible Securities Risk
●TIPS Risk
●Sector Risk

●Foreign Securities and Emerging Markets Risk
●Derivatives Risk
●Short Sales Risk
●Leverage Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●Risks from Writing Options
●Investment Advisor Risk
●New Fund Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx Tactical Rotation Fund

The Fund utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle.  The investments of the Fund and Portfolio Funds will be comprised of equity securities principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of price movements, historical prices, volatility, and other data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying portfolio investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Common Stock Risk
●Other Equity Securities Risk
●Large Cap Securities Risk
●Small-Cap and Mid-Cap Securities Risk
●Quantitative Model Risk
●Foreign Securities and Emerging Markets Risk

●Sector Risk
●Derivatives Risk
●Short Sales Risk
●Leverage Risk
●Portfolio Turnover Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●Risks from Writing Options
●Investment Advisor Risk
●New Fund Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx Tax Advantaged Fund

The investments of the Fund and Portfolio Funds will consist of municipal bonds.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of credit quality, maturity, yield, and volatility.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in municipal bonds that generate income exempt from federal income taxes or Portfolio Funds that invest in such municipal bonds.  The Portfolio Funds themselves must also have investment policies that require them to invest at least 80% of net assets, plus borrowings for investment purposes, in municipal bonds.  This policy is fundamental and can only be changed by shareholder vote.  Some income may be subject to state and local taxes and to the federal alternative minimum tax.

The Fund and Portfolio Funds will not be limited in their investments by sector criteria.  The Fund and Portfolio Funds may invest in municipal bonds of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Fixed Income Risk
●Municipal Securities Risk
●Interest Rate Risk
●Inflation Risk
●High-Yield Risk
●Sector Risk
●Derivatives Risk
●Short Sales Risk ●Leverage Risk ●Portfolio Turnover Risk ●Futures Risk ●Swaps Risk ●Risks from Purchasing Options ●Risks from Writing Options ●Investment Advisor Risk ●New Fund Risk ●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

Rx Premier Managers Fund

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process seeks to identify managers who, over time, have proven successful at allocating portfolios for long-term growth without the constraints of a specific asset class, style, or sector.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Portfolio Funds’ investments may consist of equity securities and fixed income securities.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.

The Fund is subject to the following principal risks:

●Fund of Funds Risk
●Control of Portfolio Funds Risk
●Market Risk
●Management Style Risk
●Common Stock Risk
●Other Equity Securities Risk
●Large Cap Securities Risk
●Small-Cap and Mid-Cap Securities Risk
●Fixed Income Risk
●Interest Rate Risk
●Inflation Risk
●High-Yield Risk
●Sector Risk

●Foreign Securities and Emerging Markets Risk
●Derivatives Risk
●Short Sales Risk
●Leverage Risk
●Portfolio Turnover Risk
●Futures Risk
●Swaps Risk
●Risks from Purchasing Options
●Risks from Writing Options
●Investment Advisor Risk
●New Fund Risk
●Operating Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund’s net asset value and investment performance. These risks are described under “Principal Investment Risks" below.

PRINCIPAL INVESTMENT RISKS
FOR THE FUNDS MANAGED BY THE ADVISOR

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities.  Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the Fund or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Fund and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Fund of Funds Risk.  The Fund is a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Futures Risk.  Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.  Changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

When the Fund invests in futures, it will comply with requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by a Portfolio Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund’s expenses.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Mortgage- and Asset-Backed Securities Risk.  The Fund and Portfolio Funds may invest in mortgage- and asset-backed securities.  Mortgage-related securities represent ownership in pools of mortgage loans.  Asset-backed securities are structured like mortgage-backed securities, but the underlying assets may include such items as installment loan contracts, property leases, and credit card agreements.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.

Municipal Securities Risk.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is less than if the securities were non-convertible.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the success in using options to implement an investment strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others.  There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Real Estate Risk.  The Fund and Portfolio Funds may invest in securities of issuers engaged in or related to the real estate industry.  Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.  The Portfolio Fund’s potential losses on a short sale are theoretically unlimited because the security’s price may appreciate indefinitely.  The Portfolio Fund will ordinarily have to pay a fee to borrow a security and is often obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan.  Short selling will thus result in higher transaction costs, which reduce the Portfolio Fund's return.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies’ shares could dramatically decline in value.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

When the Fund invests in swaps, it will comply with requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.

Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities (“TIPS”).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

When the Fund writes options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.

PRINCIPAL INVESTMENT STRATEGIES
FOR THE RX DIVIDEND INCOME FUND

The Fund’s investment sub-advisor, Forward Management, LLC (the “Sub-Advisor”), seeks to achieve the Fund’s investment objective of equity income and capital appreciation by investing in dividend‐paying companies located all over the world.

The Fund invests principally in common stocks and American Depository Receipts (“ADRs”) that regularly pay dividends. Investments are selected based on relative dividend yields, dividend growth potential and anticipated stock price appreciation. This globally oriented portfolio is typically structured with up to 120 stocks diversified across seven to ten sectors that can include the consumer discretionary, consumer staples, energy, financials, industrials, health care, materials, technology, telecommunications, and utilities sectors. The Fund is not limited in its investments by market capitalization.

Geographically, the portfolio is diversified across eight or more countries, including countries considered emerging markets, with the U.S. typically receiving the largest allocation. The Sub- Advisor determines a company’s country by identifying its principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The investment process is a five step process.  It begins with a quantitative screen to identify stocks in the Fund’s screening universe. Stocks with an absolute dividend yield higher than the market in which it is principally traded represent the initial investment opportunity set.  For example, U.S. companies must have a dividend yield higher than the S&P 500 Index and U.K. companies must have a dividend yield higher than the FTSE 100 Index, an index of companies listed on the London Stock Exchange.  When selecting the stock index against which to compare yield, the Sub-Advisor will choose the index that it considers to be most representative of the equity market of the applicable country.

The second step is to quantitatively screen for companies with an unusually high historical relative yield, which is defined as a current yield that is one standard deviation above its historical average.  Standard deviation is a statistical measure of variation.  A company’s yield will be within one standard deviation of its historical average approximately 68% of the time.  The Sub-Advisor believes that a dividend yield that is more than one standard deviation above its historical average is unusually high and an indicator that a stock may be undervalued.

The third step of the process is to qualitatively research the resulting universe of stocks. This step includes analysis of a company’s country, industry, management, growth strategy, and financial statements.  If there is a consensus among the portfolio management team that the company would be suitable for the Fund’s portfolio, then a target price is established and the company is monitored to identify an appropriate time to buy the stock.

The next step of the selection process is to determine the percentage of the Fund’s portfolio that should be allocated to the stock based upon the perceived risk of the stock and the strength of the investment catalysts, or new information that affects the price of the stock.

Finally, the Fund utilizes a sell discipline that is intended to capture gains and minimize losses. The Fund will sell a stock for any of the following reasons: (i) a stock’s yield falls at least one standard deviation below its historical relative yield; (ii) a stock’s yield declines to an unattractive level; (iii) a company’s cash flow no longer adequately covers the dividend; and (iv) future stock price appreciation appears limited.

Instead of investing directly in foreign securities, the Fund has the ability to allocate assets to the Forward International Dividend Fund, a mutual fund managed by the Sub-Advisor.  It is anticipated that such an allocation will only be made when direct investments are not feasible due to the transaction costs associated with investing in foreign markets, typically when the Fund’s net assets are at low levels.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund.

The Sub-Advisor’s investment process for the Forward International Dividend Fund is similar to that of the Fund.   The Sub-Advisor selects investments based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation.  Under normal conditions, the Forward International Dividend Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Forward International Dividend Fund may invest in securities of companies having any capitalization.

PRINCIPAL INVESTMENT RISKS
FOR THE RX DIVIDEND INCOME FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

General Market Risk.  The net asset value and investment return of the Fund and the Forward International Dividend Fund will fluctuate based upon changes in the value of its portfolio securities. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Common Stocks.  The Fund’s direct and indirect investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund or the Forward International Dividend Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and the Forward International Dividend Fund may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies’ shares could dramatically decline in value.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Investment Risk.  The Fund’s direct and indirect investments in foreign securities involve risks different from those associated with domestic securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Emerging Markets Risk.  The Fund and the Forward International Dividend Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund and the Forward International Dividend Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  The Fund may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), and other similar global instruments.  ADRs are generally issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  GDRs are generally issued by a foreign branch of an international bank that evidence ownership of foreign underlying securities.  Unsponsored ADR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs and GDRs, and the prices of unsponsored ADRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  The Fund’s investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Investment Sub-Advisor Risk.  The Sub-Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Sub-Advisor.”

New Fund Risk.  The Fund was formed in 2012.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

An investment in the Funds should not be considered a complete investment program.  Whether a Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

Temporary Defensive Positions.  Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Disclosure of Portfolio Holdings.  The Funds may make portfolio holdings information available to the public, including the complete portfolio holdings from the previous business day.  Each Fund will generally make this information available to the public, on the web pages noted under “Performance Information” above.

The web pages can also be reached at www.ncfunds.com by selecting the link “Fund Search” found in the top right-hand corner.  Search for the Funds using key words (“RiskX” is an effective key word) and then select the link for the desired Fund on the Fund Search Results page.  Under the section entitled “Portfolio Holdings” on the web pages, there will be a link to the Fund’s complete portfolio holdings entitled “Click To View.”  At the end of each business day, Funds providing daily information will post the portfolio holdings from the previous business day.  Information will remain available until new information is posted.   A Fund will not will post the portfolio holdings from the previous business day if the Advisor determines that daily disclosure is not in the Fund’s best interests.  In such a situation, the Fund may instead disclose the portfolio holdings less frequently, such as at the end of each calendar month or quarter.

A full description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information, which is available from the Funds or on the Securities and Exchange Commission’s web site, www.sec.gov.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Funds’ investment advisor is FolioMetrix, LLC of 821 Pacific Street, Omaha, Nebraska 68108.  The Advisor was established in 2009 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  Subject to the authority of the Trustees and pursuant to the Investment Advisory Agreement with the Trust, the Advisor provides each Fund with a program of continuous supervision of its assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities.  The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

Portfolio Managers.  Investment decisions for each of the Funds are made by an investment committee consisting of experienced investment professionals within the organization.  No one person is solely responsible for the day-to-day management of a Fund’s portfolio.  Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee. Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio.  Investment decisions are then made collectively by the investment committee.

Steven Wruble, CFA, Chief Investment Officer, Portfolio Manager: Mr. Wruble has served on the investment committee since 2011.  Prior to joining the Advisor, Mr. Wruble was a Portfolio Analyst with an independent financial planning firm where he was also a registered representative.  Prior to that, he has worked in the capacity of registered representative and/or investment advisor representative with other firms.  Mr. Wruble holds a Bachelor of Science from the University of Nebraska-Lincoln in Finance and a Master of Security Analysis and Portfolio Management from Creighton University.  Steve is a Chartered Financial Analyst (CFA) charterholder and is a member of the CFA Institute and the CFA Society of Nebraska.  He holds the Accredited Asset Management Specialist designation (AAMS) and the Series 65 license.

Greg Rutherford Co-Founder, Managing Director, Portfolio Manager:  Mr. Rutherford has served on the investment committee since 2011. Prior to joining the Advisor, Greg was co-founder and President of Tagge*Rutherford Financial Group, a financial services firm founded in 1992.  Mr. Rutherford holds designations as a Certified Financial Planner Professional (CFP), Certified Life Underwriter (CLU), and Chartered Financial Consultant (ChFC).  He received a Bachelor of Science in Business Administration from the University of Nebraska-Omaha and a Masters of Business Administration from Golden Gate University.

Gerry Campbell, CIMA, AIF, Senior Research Analyst, Portfolio Manager: Ms. Campbell has served on the investment committee since 2009.  Prior to joining the Advisor, Ms. Campbell was a Portfolio Analyst for Prudential Investments LLC, a financial services firm.  She holds a Bachelor of Science in

Business Administration from Georgian Court University and a Master of Business Administration from Monmouth University.  Ms. Campbell also holds a Certified Investment Management Analyst certification (CIMA), the Accredited Investment Fiduciary designation (AIF).

Chase Weaver, CFA, Client Services, Portfolio Specialist, Portfolio Manager:  Mr. Weaver has served on the investment committee since 2010.  Prior to joining the Advisor, Mr. Weaver was an analyst for a financial services firm.  He holds a Bachelor of Science from the University of Nebraska-Lincoln in Finance and a Master of Security Analysis and Portfolio Management from Creighton University. Chase is a Chartered Financial Analyst (CFA) charterholder and is a member of the CFA Institute and the CFA Society of Nebraska.  Mr. Weaver holds the Series 65 license.

The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.

Advisor Compensation.  As full compensation for the investment advisory services provided to the rest of the Funds, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the following annual rates:

Fund	Rate
Rx Dynamic Growth Fund	0.45%
Rx Dynamic Total Return Fund	0.45%
Rx Non Traditional Fund	0.45%
Rx High Income Fund	0.45%
Rx Traditional Equity Fund	0.45%
Rx Traditional Fixed Income Fund	0.45%
Rx Tactical Rotation Fund	1.00%
Rx Tax Advantaged Fund	0.45%
Rx Dividend Income Fund	0.90%
Rx Premier Managers Fund	0.45%

The table above reflects the maximum annual rate for the Rx Dynamic Growth Fund and the Rx Dynamic Total Return Fund.  With respect to the Rx Dynamic Growth Fund, the Advisor receives a monthly fee based on a minimum annual rate of 0.00% if average daily net assets are under $11 million.  The monthly fee gradually increases to a maximum annual rate of 0.45% if average daily net assets are $16 million or more.  With respect to the Rx Dynamic Total Return Fund, the Advisor receives a monthly fee based on a minimum annual rate of 0.00% if average daily net assets are under $13 million.  The monthly fee gradually increases to a maximum annual rate of 0.45% if average daily net assets are $23 million or more.

Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees’ basis for approving the investment advisory contracts for the Funds can be found in the Funds’ semi-annual report to shareholders for the period ended November 30th of each year.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Funds.

INVESTMENT SUB-ADVISOR

The investment sub-advisor for the Rx Dividend Income Fund is Forward Management, LLC, 101 California Street, Suite 1600, San Francisco, California 94111.  The Sub-Advisor was established in 1998 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

Portfolio Manager.  David Ruff, CFA is a Portfolio Manager for the Sub-Advisor with emphasis on the Sub-Advisor’s dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff received a Bachelor of Science in Finance from Iowa State University and is a Chartered Financial Analyst.

Randall Coleman, CFA has been a Portfolio Manager at the Sub-Advisor since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman holds a BA from the University of California, Davis, and an MBA from the American Graduate School of International Management (Thunderbird). He is a member of the CFA Institute.

Bruce Brewington has been a Portfolio Manager with the Sub-Advisor since August 2008. Prior to joining the Sub-Advisor, Mr. Brewington was a Portfolio Manager for Berkeley Capital Management from 2005 to 2008. Previously, he was a sell‐side analyst covering international financial services companies with Putnam Lovell Securities (1995‐2003) and an Equity Analyst covering financial service equities with Prudential Securities (1992‐1994). He has also worked as a Senior Analyst at First Nationwide Financial Corp. (1988‐1992); a Corporate Auditor at Santa Fe Southern Pacific Corp. (1986‐1988); an Auditor with Price Waterhouse (1983‐1986); and a Research Chemist with SmithKline (1980‐1983). Mr. Brewington holds a BS in Molecular Biology from the University of Colorado as well as an MBA from the University of Notre Dame de Namur.

Sub-Advisor Compensation.  For its sub-advisory services to the Rx Dividend Income Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund’s average daily net assets at a maximum rate of 0.45%.  The Sub-Advisor will waive its management fee with respect to the portion of the portfolio invested in the Forward International Dividend Fund.  The Fund does not pay a direct fee to the Sub-Advisor.

DISTRIBUTOR

Capital Investment Group, Inc. (“Distributor”) is the principal underwriter and distributor of each Fund’s shares and serves as each Fund’s exclusive agent for the distribution of such Fund’s shares.  The Distributor may sell each Fund’s shares to or through qualified securities dealers or others.

The Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”).  Pursuant to the Distribution Plan, the Funds compensate the Distributor with assets attributable to the Advisor Class Shares for services rendered and expenses borne in connection with activities intended to result in the sale or the servicing of those shares (this compensation is commonly referred to as “12b-1 fees”).  These activities include, among others, reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares.  The Distribution Plan provides that each Fund will pay the annual rate of up to 1.00% of the average daily net assets attributable to its Advisor Class Shares.  The 1.00% fee is comprised of a 0.25% service fee and a 0.75% distribution fee.  Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL INFORMATION ON EXPENSES

Fund Accounting and Administration Agreement.  The Nottingham Company (“Administrator”) provides the Funds with administrative, fund accounting, and compliance services.  The Administrator receives compensation from each Fund and is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Funds; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Funds in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Funds and Trust; (vi) fees and expenses of counsel to the Funds and Trust engaged to assist with preparation of Funds and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Funds, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Funds; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Funds; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Funds’ current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Funds or Advisor.  The Administrator cannot recoup from the Funds any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.

Operating Plan.  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when a Fund’s assets are below $39 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund;

and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Funds are not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Funds; (iii) expenses incurred in connection with the dissolution and liquidation of the Funds; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Funds any amounts paid by the Advisor to the Funds’ administrator under the Operating Plan.  If the Operating Plan is terminated when the Funds are at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Funds’ expenses would likely increase.

Other Expenses.  The Funds are obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and distribution and/or service (12b-1) fees.  The Funds will be separately responsible for any indemnification payments, damages awarded in litigation or settlements made, or extraordinary expenses.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.  The Funds do not anticipate any such expenses to be allocated to the Funds in the current fiscal year.

Acquired Fund Fees and Expenses.  In the summary section of the prospectus entitled “Fees and Expenses of the Fund,” the “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.  “Acquired Fund Fees and Expenses” do not affect a Fund’s actual operating costs and, therefore, are not included in the Fund’s financial statements, which provide a clearer picture of a Fund’s actual operating costs.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” under “Fees and Expenses of the Fund” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements.  The ratios reported in the Financial Highlights reflect the operating expenses of the Funds without “Acquired Fund Fees and Expenses.”

INVESTING IN THE FUNDS

PURCHASE OPTIONS

The Funds offer two different classes of shares through this Prospectus.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The share class available to an investor may vary depending on how the investor wishes to purchase shares of the Funds.

Institutional Class Shares

•	No front-end sales charge.
•	No distribution or service plan (Rule 12b-1) fees.
•	No contingent deferred sales charge.
•	$250 minimum initial investment.
•	No purchase maximum per transaction.
•	No conversion.

Advisor Class Shares

•	No front-end sales charge.
•	Distribution and service plan (Rule 12b-1) fees of 1.00%.
•	A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.
•	$250 minimum initial investment.
•	Purchase maximum per transaction of $500,000.
•	Automatic conversion to Institutional Class Shares seven years after purchase.

When you purchase shares of a Fund, you must choose a share class.  If none is chosen, your investment will be made in Institutional Class Shares.

Information regarding the Funds’ sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Funds’ website since the Funds’ website contains limited information.  Further information is available free of charge by calling the Funds at 1-800-773-3863.

INSTITUTIONAL CLASS SHARES

Institutional Class Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The minimum initial investment is $250.  The minimum additional investment is $50.  The Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

ADVISOR CLASS SHARES

Advisor Class Shares are sold at net asset value.  Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell shares in the Funds.  The minimum initial investment is $250.  The minimum additional investment is $50.  The Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.  The maximum purchase per transaction is $500,000.

Contingent Deferred Sales Charges.  If you redeem your Advisor Class Shares within the first year of purchase, you may be subject to a contingent deferred sales charge.  The contingent deferred sales charge is imposed on the redemption proceeds according to the following schedule:

Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	1.00%
Second and Following	None

The contingent deferred sales charge is calculated as a percentage of the net asset value of the Advisor Class Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%.  The contingent deferred sales charge will be paid to the Distributor for providing distribution-related services with respect to the sale of Advisor Class Shares of the Funds.  The Distributor, as paying agent for the Funds, may pay all or a portion of the contingent deferred sales charge to the broker-dealers, banks, insurance companies, and other financial intermediaries that make Advisor Class Shares available in exchange for their services.  The Distributor may also retain a portion of the contingent deferred sales charge.

To determine if the contingent deferred sales charge applies to a redemption, the Funds redeem shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.  Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.

The contingent deferred sales charge imposed on Advisor Class Shares redeemed within the first year of purchase may be waived in certain circumstances.  See “Redeeming Your Shares – Contingent Deferred Sales Charge Waivers” below.

If you hold Advisor Class Shares for seven years, they will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.  Purchases of Advisor Class Shares made on any day during a calendar month will age, for the purpose of conversion, one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  A Fund’s NAV per share for each class of shares is calculated by dividing the value of the Fund’s total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the Fund attributable to that class.  To the extent that the Funds hold portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Funds do not price shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.  The NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  The Funds do not calculate NAV on business holidays when the New York Stock Exchange is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees.  In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Funds normally use third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation.

Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the Fund’s administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Funds’ valuation committee) when it believes that fair value pricing is required for a particular security.  The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Funds’ normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds’ normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures.  To the extent the Funds invest in other open-end investment companies that are registered under the Investment Company Act of 1940, the Funds’ net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Fund.

BUYING OR SELLING SHARES
THROUGH A FINANCIAL INTERMEDIARY

Certain financial intermediaries have agreements with the Funds that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

PURCHASING SHARES

Purchases can be made directly from the Funds by mail or bank wire.  In addition, brokers that are authorized designees of the Funds may receive purchase and redemption orders on behalf of the Funds.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Funds.  Such orders will be deemed to have been received by the Funds when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.   Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.

Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Funds.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Funds and their administrator and transfer agent.  The Funds will charge a $35 fee and may redeem shares of the Funds owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:

RiskX Funds
Institutional Class Shares or Advisor Class Shares (please specify)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.

Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then-current net asset value.  The minimum additional investment is $50.  Before adding funds by bank wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Funds will automatically charge the shareholder’s checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

Exchange Feature.  You may exchange shares of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside.  Shares may be exchanged for shares of the same class of any other series of the Trust at the net asset value.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Share Certificates.  The Funds normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in a Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Funds will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor.  The Funds may also ask to see the driver’s license or other identifying documents of the investor.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Funds receive this required information.  In addition, if after opening the investor’s account the Funds are unable to verify the investor’s identity after reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.  If the Funds close an investor’s account because the Funds could not verify the investor’s identity, the Funds will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Funds will not be responsible for any losses incurred due to the Funds’ inability to verify the identity of any investor opening an account.

REDEEMING SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

RiskX Funds
Institutional Class Shares or Advisor Class Shares (please specify)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the account number, class of shares, and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Funds may delay forwarding a redemption check for recently purchased shares while the Funds determine whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of a Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908).  The confirmation instructions must include the following:

(1)	Name of Fund and class of shares;
(2)	Shareholder name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder signature as it appears on the application on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by sending a letter with your new redemption instructions to the Funds.  See “Signature Guarantees” below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds’ custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds.  Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Funds to be genuine.  The Funds will employ reasonable procedures, which may include requiring a form of personal identification, to confirm that instructions are genuine.  The Funds will not be liable for any losses due to fraudulent or unauthorized instructions.  The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan.  A shareholder who owns Fund shares of a particular class valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the applicable Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of a Fund or paid in cash.  Contingent deferred sales charges will not apply to shares redeemed under this plan.  Call or write the Funds for an application form.

Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $250 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account NAV up to at least $250 during the notice period, the account will not be redeemed.  Redemptions due to account size will not be subject to an otherwise applicable contingent deferred sales charge.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind.  The Funds do not intend, under normal circumstances, to redeem shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at each Fund’s election.

Signature Guarantees.  To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Contingent Deferred Sales Charge Waivers.  The contingent deferred sales charge imposed on Advisor Class Shares may be waived in the following circumstances:

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.
•	Tax-free returns of excess contributions to IRAs.
•
Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Redemptions of Advisor Class Shares pursuant to a systematic withdrawal plan.
•	Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that a contingent deferred sales charge be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company, or other financial intermediary, or the Funds.  Such waiver requests must be made at the time of redemption.

Reinstatement Privilege.  If you sell Advisor Class Shares of the Funds, you may reinvest some or all of the proceeds in Advisor Class Shares within 90 days without a contingent deferred sales charge.  Reinstated Advisor Class Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge.  This privilege can only be used once per calendar year.  If you want to use the reinstatement privilege, contact your financial representative or broker-dealer.

Miscellaneous.  The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the New York Stock Exchange is closed, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the Securities and Exchange Commission for the protection of the Funds’ shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to a Fund’s other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of a Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, a Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.

The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Funds do not accommodate frequent trading.  Under the adopted policy, the Funds’ transfer agent provides a daily record of shareholder trades to the Advisor.  The Funds’ transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, a Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in such Fund for at least 30 calendar days after the second redemption transaction.

The Funds and Advisor intend to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Funds.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Funds.  Consequently, the ability of the Funds to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Funds can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.

In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in a Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.

OTHER IMPORTANT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Funds’ Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

The Funds will distribute most of their income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand the financial performance of each Fund since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The financial data in the table below have been derived from audited financial statements of the Funds.  The information for the fiscal year ended May 31, 2013 has been audited by BBD, LLP, an independent registered accounting firm, whose report covering such periods is incorporated by reference into the Statement of Additional Information.  The information for other fiscal periods was audited by a different independent registered accounting firm, This information should be read in conjunction with the Funds’ latest audited annual financial statements and notes thereto, which are also incorporated by reference into the Statement of Additional Information, copies of which may be obtained at no charge by calling the Funds.  Further information about the performance of the Funds is contained in the Annual Report of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-800-773-3863.

Because the other Funds are newly organized, there is no financial or performance information for them in this prospectus.  You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 1-800-773-3863.

RX DYNAMIC GROWTH FUND
(Formerly known as the FMX Growth Allocation Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

	Year ended May 31, 2013	Year ended May 31, 2012	Year ended May 31, 2011	Period ended May 31, 2010 (a)
Net Asset Value, Beginning of Period	$9.42	$11.78	$9.94	$10.00
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.21 1.92 2.13	0.06 (1.05) (0.99)	(0.07) 1.92 1.85	(0.05) (0.01) (0.06)
Less Distributions Net realized gain from investment transactions Return of capital Total Distributions	-- -- --	(1.16) (0.21) (1.37)	(0.01) -- (0.01)	-- -- --
Net Asset Value, End of Period	$11.55	$9.42	$11.78	$9.94
Total Return (d)	22.61%	(8.09)%	18.12%	0.60% (c)
Net Assets, End of Period (in thousands)	$14,139	$16,271	$15,341	$447
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	0.94% 0.88% 1.72%	1.45% 1.38% (0.59)%	1.45% 1.45% (0.86)%	1.45% (b) 1.45% (b) (1.10)% (b)
Portfolio Turnover Rate	453.00%	711.11%	658.15%	332.64% (c)

(a)For the period from October 2, 2009 (date of initial public investment) to May 31, 2010.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX DYNAMIC GROWTH FUND
(Formerly known as the FMX Growth Allocation Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

	Year ended May 31, 2013	Year ended May 31, 2012	Period ended May 31, 2011 (a)
Net Asset Value, Beginning of Period	$9.48	$11.87	$11.71
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.08 1.92 2.00	(0.05) (1.03) (1.08)	(0.03) 0.19 0.16
Less Distributions Net realized gain from investment transactions Return of capital Total Distributions	-- -- --	(1.10) (0.21) (1.31)	-- -- --
Net Asset Value, End of Period	$11.48	$9.48	$11.87
Total Return (d)	21.10%	(8.90) %	1.37% (c)
Net Assets, End of Period (in thousands)	$865	$808	$551
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	1.92% 1.87% 0.88%	2.44% 2.38% (0.60) %	2.45% (b) 2.45% (b) (2.39) % (b)
Portfolio Turnover Rate	453.00%	711.11%	658.15% (c)

(a)For the period from February 18, 2011 (date of initial public investment) to May 31, 2011.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX DYNAMIC TOTAL RETURN FUND
(Formerly known as the FMX Total Return Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

	Year ended May 31, 2013	Year ended May 31, 2012	Year ended May 31, 2011	Period ended May 31, 2010 (a)
Net Asset Value, Beginning of Period	$10.16	$10.28	$10.07	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.39 0.14 0.53	0.17 (0.13) 0.04	0.35 0.13 0.48	0.00 (g) 0.07 0.07
Less Distributions From net investment income Return of capital Total Distributions	(0.48) (0.02) (0.50)	(0.16) -- (0.16)	(0.27) -- (0.27)	-- -- --
Net Asset Value, End of Period	$10.19	$10.16	$10.28	$10.07
Total Return (d)	5.33%	0.38%	4.87%	0.70% (c)
Net Assets, End of Period (in thousands)	$7,679	$7,920	$3,916	$130
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	0.86% 0.84% 3.14%	1.20% 1.17% 2.06%	1.20% 1.20% 3.77%	1.20% (b) 1.20% (b) 0.17% (b)
Portfolio Turnover Rate	82.95%	207.87%	218.16%	48.89% (c)

(a)For the period from October 2, 2009 (date of initial public investment) to May 31, 2010.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)Actual amount is less than $0.01 per share.

RX DYNAMIC TOTAL RETURN FUND
(Formerly known as the FMX Total Return Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

	Year ended May 31, 2013	Year ended May 31, 2012	Period ended May 31, 2011 (a)
Net Asset Value, Beginning of Period	$9.94	$10.11	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.27 0.14 0.41	0.10 (0.17) (0.07)	0.00 (g) 0.11 0.11
Less Distributions From net investment income Return of capital Total Distributions	(0.42) (0.02) (0.44)	(0.10) -- (0.10)	-- -- --
Net Asset Value, End of Period	$9.91	$9.94	$10.11
Total Return (d)	4.16%	(0.63) %	1.10% (c)
Net Assets, End of Period (in thousands)	$760	$837	$309
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	1.86% 1.84% 2.14%	2.20% 2.17% 1.11%	2.20% (b) 2.20% (b) 0.26% (b)
Portfolio Turnover Rate	82.95%	207.87%	218.16% (c)

 (a)For the period from February 25, 2011 (date of initial public investment) to May 31, 2011.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)Actual amount is less than $0.01 per share.

RX NON TRADITIONAL FUND
(Formerly known as the ISM Non Traditional Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized loss on investments Total from Investment Operations	0.01 -- 0.01
Less Distributions From net investment income Total Distributions	(0.02) (0.02)
Net Asset Value, End of Period	$9.99
Total Return (d)	0.12% (c)
Net Assets, End of Period (in thousands)	$6,886
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	0.70% (b) 0.70% (b) 0.03% (b)
Portfolio Turnover Rate	83.13% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)The amount of net loss from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

RX NON TRADITIONAL FUND
(Formerly known as the ISM Non Traditional Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations Net investment loss Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.01) (0.03) (g) (0.04)
Less Distributions From net investment income Total Distributions	(0.01) (0.01)
Net Asset Value, End of Period	$9.95
Total Return (d)	(0.44) % (c)
Net Assets, End of Period (in thousands)	$23
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment loss to average net assets (f)	1.70% (b) 1.70% (b) (1.12) % (b)
Portfolio Turnover Rate	83.13% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)The amount of net loss from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

RX HIGH INCOME FUND
(Formerly known as the ISM High Income Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.33 0.20 0.53
Less Distributions From net investment income Total Distributions	(0.30) (0.30)
Net Asset Value, End of Period	$10.23
Total Return (d)	5.37% (c)
Net Assets, End of Period (in thousands)	$9,366
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	0.70% (b) 0.70% (b) 6.59% (b)
Portfolio Turnover Rate	78% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX HIGH INCOME FUND
(Formerly known as the ISM High Income Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.24 0.19 0.43
Less Distributions From net investment income Total Distributions	(0.26) (0.26)
Net Asset Value, End of Period	$10.17
Total Return (d)	4.36% (c)
Net Assets, End of Period (in thousands)	$48
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	1.76% (b) 1.76% (b) 5.71% (b)
Portfolio Turnover Rate	78% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TRADITIONAL EQUITY FUND
(Formerly known as the ISM Strategic Equity Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net unrealized gain on investments Total from Investment Operations	0.02 1.22 1.24
Less Distributions From net investment income Total Distributions	(0.05) (0.05)
Net Asset Value, End of Period	$11.19
Total Return (d)	12.41% (c)
Net Assets, End of Period (in thousands)	$4,536
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	0.70% (b) 0.70% (b) 0.57% (b)
Portfolio Turnover Rate	0.00% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TRADITIONAL EQUITY FUND
(Formerly known as the ISM Strategic Equity Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment loss Net unrealized gain on investments Total from Investment Operations	(0.01) 1.32 1.31
Less Distributions From net investment income Total Distributions	(0.03) (0.03)
Net Asset Value, End of Period	$11.28
Total Return (d)	13.12% (c)
Net Assets, End of Period (in thousands)	$48
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment loss to average net assets (f)	1.70% (b) 1.70% (b) (0.87) % (b)
Portfolio Turnover Rate	0.00% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TRADITIONAL FIXED INCOME FUND
(Formerly known as the ISM Strategic Fixed Income Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations Net investment income Net unrealized loss on investments Total from Investment Operations	0.06 (0.35) (0.29)
Less Distributions From net investment income Total Distributions	(0.06) (0.06)
Net Asset Value, End of Period	$9.65
Total Return (d)	(2.93) % (c)
Net Assets, End of Period (in thousands)	$17,755
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	0.70% (b) 0.70% (b) 0.95% (b)
Portfolio Turnover Rate	0.00% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TRADITIONAL FIXED INCOME FUND
(Formerly known as the ISM Strategic Fixed Income Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations Net investment income Net unrealized loss on investments Total from Investment Operations	0.01 (0.31) (0.30)
Less Distributions From net investment income Total Distributions	(0.02) (0.02)
Net Asset Value, End of Period	$9.68
Total Return (d)	(3.00) % (c)
Net Assets, End of Period (in thousands)	$62
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	1.70% (b) 1.70% (b) 0.13% (b)
Portfolio Turnover Rate	0.00% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TACTICAL ROTATION FUND
(Formerly known as the ISM Global Alpha Tactical Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment loss Net realized and unrealized gain on investments Total from Investment Operations	(0.01) 0.75 0.74
Less Distributions From net investment income Total Distributions	(0.07) (0.07)
Net Asset Value, End of Period	$10.67
Total Return (d)	7.46% (c)
Net Assets, End of Period (in thousands)	$12,573
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment loss to average net assets (f)	1.20% (b) 1.20% (b) (0.33) % (b)
Portfolio Turnover Rate	98.01% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TACTICAL ROTATION FUND
(Formerly known as the ISM Global Alpha Tactical Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment loss Net realized and unrealized gain on investments Total from Investment Operations	(0.02) 0.73 0.71
Less Distributions From net investment income Total Distributions	(0.06) (0.06)
Net Asset Value, End of Period	$10.65
Total Return (d)	7.15% (c)
Net Assets, End of Period (in thousands)	$126
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment loss to average net assets (f)	2.20% (b) 2.20% (b) (2.19) % (b)
Portfolio Turnover Rate	98.01% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TAX ADVANTAGED FUND
(Formerly known as the ISM Tax Free Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized loss on investments Total from Investment Operations	0.12 (0.04) 0.08
Less Distributions From net investment income Total Distributions	(0.10) (0.10)
Net Asset Value, End of Period	$9.98
Total Return (d)	0.83% (c)
Net Assets, End of Period (in thousands)	$3,695
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	0.70% (b) 0.70% (b) 2.26% (b)
Portfolio Turnover Rate	23.14% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX TAX ADVANTAGED FUND
(Formerly known as the ISM Tax Free Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized loss on investments Total from Investment Operations	0.08 (0.07) 0.01
Less Distributions From net investment income Total Distributions	(0.04) (0.04)
Net Asset Value, End of Period	$9.97
Total Return (d)	0.08% (c)
Net Assets, End of Period (in thousands)	$42
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	1.70% (b) 1.70% (b) 1.33% (b)
Portfolio Turnover Rate	23.14% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX DIVIDEND INCOME FUND
(Formerly known as the ISM Dividend Income Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.29 1.02 1.31
Less Distributions From net investment income Total Distributions	(0.29) (0.29)
Net Asset Value, End of Period	$11.02
Total Return (d)	13.32% (c)
Net Assets, End of Period (in thousands)	$1,090
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	0.70% (b) 0.70% (b) 4.74% (b)
Portfolio Turnover Rate	83.50% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX DIVIDEND INCOME FUND
(Formerly known as the ISM Dividend Income Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.24 1.17 1.41
Less Distributions From net investment income Total Distributions	(0.23) (0.23)
Net Asset Value, End of Period	$11.18
Total Return (d)	14.25% (c)
Net Assets, End of Period (in thousands)	$5
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	1.70% (b) 1.70% (b) 4.68% (b)
Portfolio Turnover Rate	83.50% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX PREMIER MANAGERS FUND
(Formerly known as the ISM Premier Asset Management Fund)

Institutional Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.12 1.09 1.21
Less Distributions From net investment income Total Distributions	(0.15) (0.15)
Net Asset Value, End of Period	$11.06
Total Return (d)	12.23% (c)
Net Assets, End of Period (in thousands)	$1,862
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	0.70% (b) 0.70% (b) 0.77% (b)
Portfolio Turnover Rate	8.94% (c)

(a)For the period from September 20, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

RX PREMIER MANAGERS FUND
(Formerly known as the ISM Premier Asset Management Fund)

Advisor Class Shares
(For a Share Outstanding Throughout the Period)

Period ended May 31, 2013 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	-- 1.29 1.29
Less Distributions From net investment income Total Distributions	(0.13) (0.13)
Net Asset Value, End of Period	$11.16
Total Return (d)	13.04% (c)
Net Assets, End of Period (in thousands)	$9
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income to average net assets (f)	1.70% (b) 1.70% (b) 0.68% (b)
Portfolio Turnover Rate	8.94% (c)

(a)For the period from September 26, 2012 (date of initial public investment) to May 31, 2013.
(b)Annualized.
(c)Not annualized.
(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)Does not include expenses of the investment companies in which the Fund invests.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ADDITIONAL INFORMATION

RiskX Funds

INSTITUTIONAL CLASS SHARES
ADVISOR CLASS SHARES

More information about the Funds can be found in the Statement of Additional Information, which is incorporated by reference into this prospectus.  Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include discussions of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds’ Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:

By telephone:	1-800-773-3863
By mail:	RiskX Funds c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22298